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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

VIA EDGAR

Securities and Exchange Commission                            March 3, 2000
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      SCHWAB CAPITAL TRUST (FILE NO. 33-62470 AND 811-7704)
         Schwab Equity Index Funds
                  Schwab S&P 500 Fund
                  Schwab Small-Cap Index Fund(R)
                  Schwab Total Stock Market Index Fund(TM)
                  Schwab International Index Fund(R)
         Schwab MarketManager Portfolios(TM)
                  Growth Portfolio
                  Balanced Portfolio
                  Small-Cap Portfolio
                  International Portfolio
         Schwab MarketTrack Portfolios(TM)
                  All Equity Portfolio
                  Growth Portfolio
                  Balanced Portfolio
                  Conservative Portfolio
         Schwab Analytics Fund(R)
         Institutional Select(TM) Funds
                  S&P 500 Fund
                  Large-Cap Value Index Fund
                  Small-Cap Value Index Fund
         POST EFFECTIVE AMENDMENT NO. 36

         SCHWAB INVESTMENTS - FILE NO. 33-37459 AND 811-6200
         Schwab Equity Index Funds
                  Schwab 1000 Fund(R)
         POST EFFECTIVE AMENDMENT NO. 32

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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated February 29, 2000, for the above-named Funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statements of Additional Information in the most recently electronically filed Post-Effective Amendments, as referenced above, for the above-named Trusts.

Sincerely,

/s/ Michael Silver
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Michael Silver
Corporate Counsel
Charles Schwab Investment Management, Inc.